Assets in the course of construction - Schedule of Assets in the Course of Construction (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Assets In The Course Of Construction [Line Items]
Transfer Of Assets In The Course Of Construction Impairment Booked	€ 434
Addition On Assets In Course Of Construction For C Band Reimbursable Space Segment Cost		€ 36
Addition On Assets In Course Of Construction For Ground Segment Cost		€ 2